Prepaid Expenses and Accrued Income (Details) - SEK (kr) kr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid Expenses and Accrued Income
Accrued royalties	kr 2,287
Prepaid insurance premiums	9,148	kr 10,813
Prepaid interest costs	3,693
Prepaid expenses for research and development	45,454	27,888
Prepaid expenses for marketing and selling	8,194
Other prepaid expenses	1,964	6,331
Total	kr 70,741	kr 45,032